Earnings Per Share - Computation of Diluted Earnings per Share (Detail) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Earnings per share –diluted:
Allocation of net income attributable to Qudian Inc. for diluted computation | ¥				¥ 576,652,618
Allocation of net income attributable to Qudian Inc | ¥				¥ 576,652,618
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic				79,310
Dilutive effect of preferred shares				222,460
Adjustments for dilutive share options				2,010
Denominator used for diluted earnings per share				303,780
Diluted | ¥ / shares	¥ 7.74			¥ 1.90
Class A Voting Ordinary Shares [Member]
Earnings per share –diluted:
Allocation of net income attributable to Qudian Inc. for diluted computation	¥ 2,000,018,251	$ 290,890,590	¥ 1,714,215,136
Reallocation of net income attributable to Qudian Inc. as a result of conversion of	491,297,962	71,456,325	450,243,684
Allocation of net income attributable to Qudian Inc	¥ 2,491,316,213	$ 362,346,915	¥ 2,164,458,820
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	255,190	255,190	62,900
Dilutive effect of preferred shares			177,360
Conversion of Class B to Class A ordinary shares	63,490	63,490	63,490
Adjustments for dilutive share options	3,280	3,280	1,470
Denominator used for diluted earnings per share	321,960	321,960	305,220
Diluted | (per share)	¥ 7.74	$ 1.13	¥ 7.09
Class B Voting Ordinary Shares [Member]
Earnings per share –diluted:
Allocation of net income attributable to Qudian Inc. for diluted computation	¥ 491,297,962	$ 71,456,325	¥ 450,243,684
Allocation of net income attributable to Qudian Inc	¥ 491,297,962	$ 71,456,325	¥ 450,243,684
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	63,490	63,490	63,490
Denominator used for diluted earnings per share	63,490	63,490	63,490
Diluted | (per share)	¥ 7.74	$ 1.13	¥ 7.09